FAIR VALUE OF FINANCIAL INSTRUMENTS - Carrying and Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets, carrying	$ 10,762	$ 10,596
Financial assets, fair value	10,762	10,596
Financial liabilities, carrying	65,040	63,355
Financial liabilities, fair value	59,763	58,065
Financial liabilities and other liabilities, excluding lease liabilities	59,957	58,238
Preferred shares	20	20
Corporate borrowings
Disclosure of financial assets [line items]
Financial liabilities, carrying	4,988	4,542
Financial liabilities, fair value	4,964	4,533
Non-recourse borrowings
Disclosure of financial assets [line items]
Financial liabilities, carrying	47,640	46,552
Financial liabilities, fair value	47,470	46,388
Accounts payable and other (current and non-current)
Disclosure of financial assets [line items]
Financial liabilities, carrying	4,142	4,344
Financial liabilities, fair value	4,142	4,344
Financial liabilities (current and non-current)
Disclosure of financial assets [line items]
Financial liabilities, carrying	3,167	2,780
Financial liabilities, fair value	3,167	2,780
Preferred shares
Disclosure of financial assets [line items]
Financial liabilities, carrying	20	20
Financial liabilities, fair value	20	20
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets, carrying	2,342	2,071
Financial assets, fair value	2,342	2,071
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets, carrying	7,622	7,130
Financial assets, fair value	7,622	7,130
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets, carrying	798	1,395
Financial assets, fair value	$ 798	$ 1,395